Notes and Convertible Notes Payable - Schedule of Amortization of Debt Discount (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Notes Payable [Member]
Schedule of Amortization of Debt Discount and Repayments
Amortization of debt discount	$ 85,964	$ 45,690	$ 248,432	$ 200,411
Repayments of notes payable			$ 584,135	941,660
Notes Payable [Member] | 04/24/24 [Member]
Schedule of Amortization of Debt Discount and Repayments
Maturity Date	Feb. 28, 2025		Jun. 30, 2024
Principal Amount	$ 180,320		$ 162,131
Amortization of debt discount		8,772		13,098
Repayments of notes payable				97,279
Notes Payable [Member] | 01/16/25 [Member]
Schedule of Amortization of Debt Discount and Repayments
Maturity Date	Jul. 31, 2026		Sep. 03, 2024
Principal Amount	$ 223,649		$ 378,000
Amortization of debt discount	$ 2,964	2,964		49,400
Repayments of notes payable				302,400
Notes Payable [Member] | 02/14/25 [Member]
Schedule of Amortization of Debt Discount and Repayments
Maturity Date	Jan. 15, 2025		Oct. 15, 2024
Principal Amount	$ 168,728		$ 162,131
Amortization of debt discount		18,932		34,840
Repayments of notes payable				162,131
Notes Payable [Member] | 08/01/24 [Member]
Schedule of Amortization of Debt Discount and Repayments
Maturity Date	Jan. 30, 2025		Sep. 03, 2024
Principal Amount	$ 112,746		$ 189,000
Amortization of debt discount		9,615		61,518
Repayments of notes payable				189,000
Notes Payable [Member] | 07/29/25 [Member]
Schedule of Amortization of Debt Discount and Repayments
Maturity Date	Dec. 15, 2025		Feb. 28, 2025
Principal Amount	$ 136,528		$ 180,320
Amortization of debt discount		5,407	8,772	36,548
Repayments of notes payable			$ 36,064	144,256
Notes Payable [Member] | 10/03/25 [Member]
Schedule of Amortization of Debt Discount and Repayments
Maturity Date	May 30, 2026		Jul. 31, 2026
Principal Amount	$ 176,061		$ 223,649
Amortization of debt discount	$ 18,299		12,022	5,007
Repayments of notes payable			$ 102,506	46,594
Notes Payable [Member] | 10/03/25 [Member]
Schedule of Amortization of Debt Discount and Repayments
Maturity Date	Aug. 15, 2026		Nov. 15, 2025
Principal Amount	$ 137,816		$ 168,728
Amortization of debt discount	$ 13,009		83,643
Repayments of notes payable			$ 168,728
Notes Payable [Member] | 11/10/25 [Member]
Schedule of Amortization of Debt Discount and Repayments
Maturity Date	Aug. 30, 2026		Nov. 30, 2025
Principal Amount	$ 137,816		$ 112,746
Amortization of debt discount	$ 14,540		48,074
Repayments of notes payable			$ 112,746
Notes Payable [Member] | 01/14/26 [Member]
Schedule of Amortization of Debt Discount and Repayments
Maturity Date	Jan. 14, 2027		Dec. 15, 2025
Principal Amount	$ 25,000		$ 136,528
Amortization of debt discount	$ 2,020		43,302
Repayments of notes payable			$ 136,528
Notes Payable [Member] | 01/22/26 [Member]
Schedule of Amortization of Debt Discount and Repayments
Maturity Date	Jul. 16, 2026		May 30, 2026
Principal Amount	$ 240,000		$ 176,061
Amortization of debt discount	$ 20,657		31,516
Repayments of notes payable
Notes Payable [Member] | 01/27/26 [Member]
Schedule of Amortization of Debt Discount and Repayments
Maturity Date	Nov. 15, 2026		Aug. 15, 2026
Principal Amount	$ 170,016		$ 137,816
Amortization of debt discount	14,475		12,864
Repayments of notes payable			$ 27,563
Repayments of Notes Payable [Member]
Schedule of Amortization of Debt Discount and Repayments
Repayments of notes payable	$ 201,347	111,418
Repayments of Notes Payable [Member] | 04/24/24 [Member]
Schedule of Amortization of Debt Discount and Repayments
Maturity Date	Feb. 28, 2025
Principal Amount	$ 180,320
Repayments of notes payable		36,064
Repayments of Notes Payable [Member] | 01/16/25 [Member]
Schedule of Amortization of Debt Discount and Repayments
Maturity Date	Nov. 15, 2025
Principal Amount	$ 168,728
Repayments of notes payable		33,746
Repayments of Notes Payable [Member] | 02/14/25 [Member]
Schedule of Amortization of Debt Discount and Repayments
Maturity Date	Dec. 15, 2025
Principal Amount	$ 136,528
Repayments of notes payable		13,652
Repayments of Notes Payable [Member] | 08/01/24 [Member]
Schedule of Amortization of Debt Discount and Repayments
Maturity Date	Jul. 31, 2026
Principal Amount	$ 223,649
Repayments of notes payable	$ 27,956	27,956
Repayments of Notes Payable [Member] | 07/29/25 [Member]
Schedule of Amortization of Debt Discount and Repayments
Maturity Date	May 30, 2026
Principal Amount	$ 176,061
Repayments of notes payable	$ 132,046
Repayments of Notes Payable [Member] | 10/03/25 [Member]
Schedule of Amortization of Debt Discount and Repayments
Maturity Date	Aug. 15, 2026
Principal Amount	$ 137,816
Repayments of notes payable	$ 41,345